Stock Options (Details 1) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended
	Apr. 19, 2013	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 2.50		$ 2.50
Total options Outstanding		350,000	100,000
Weighted Average Remaining Life (Years)		5 years 4 months 29 days	3 years
Total Weighted Average Exercise Price		$ 1.70	$ 2.50
Options Exercisable		62,996	7,000
Weighted Average Exercise Price		$ 1.70	$ 2.50
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 1.30
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 2.50